Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS ACTIVE EXCHANGE TRADED FUNDS TRUST
Entity Central Index Key	0002018846
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000251000 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Core Plus Bond ETF
Class Name	MFS® Active Core Plus Bond ETF
Trading Symbol	MFSB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active Core Plus Bond ETF for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Core Plus Bond ETF	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 551,107,936
Holdings Count | Holding	464
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	551,107,936	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	464	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	9.7%
AA	4.6%
A	13.4%
BBB	27.6%
BB	6.6%
B	4.0%
CCC	0.7%
U.S. Government	23.9%
Federal Agencies	6.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000251001 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Growth ETF
Class Name	MFS® Active Growth ETF
Trading Symbol	MFSG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active Growth ETF for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Growth ETF	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 379,210,722
Holdings Count | Holding	68
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	379,210,722	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	68
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	46.7%
Communication Services	16.0%
Industrials	9.1%
Consumer Discretionary	8.1%
Health Care	7.2%
Financials	6.4%
Consumer Staples	1.9%
Energy	1.8%
Materials	1.8%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	14.3%
Alphabet, Inc., "A"	11.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.3%
Broadcom, Inc.	3.4%
Visa, Inc., "A"	3.3%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., "A"	2.3%
Arista Networks, Inc.	2.0%
GE Vernova, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.3%
Alphabet, Inc., "A"	11.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.3%
Broadcom, Inc.	3.4%
Visa, Inc., "A"	3.3%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., "A"	2.3%
Arista Networks, Inc.	2.0%
GE Vernova, Inc.	1.9%

C000251002 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Intermediate Muni Bond ETF
Class Name	MFS® Active Intermediate Muni Bond ETF
Trading Symbol	MFSM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active Intermediate Muni Bond ETF for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Intermediate Muni Bond ETF	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 103,765,078
Holdings Count | Holding	419
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	103,765,078	Average Effective Maturity (yrs):	8.6
Total Number of Holdings:	419	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	17
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.5%
AA	40.2%
A	31.2%
BBB	17.6%
BB	2.8%
B	0.4%
CC	0.2%
Not Rated	3.2%
Money Market Funds	1.9%
Industries
Healthcare Revenue - Hospitals	10.3%
Utilities - Other	10.0%
Airport Revenue	8.7%
Universities - Colleges	7.6%
Multi-Family Housing Revenue	7.3%
Healthcare Revenue - Long Term Care	6.9%
General Obligations - Schools	6.6%
State & Local Agencies	5.2%
General Obligations - General Purpose	3.7%
Student Loan Revenue	3.6%
Other Industries	28.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000251003 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active International ETF
Class Name	MFS® Active International ETF
Trading Symbol	MFSI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active International ETF for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active International ETF	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 1,222,297,101
Holdings Count | Holding	94
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,222,297,101	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	94
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Samsung Electronics Co. Ltd.	3.5%
Tencent Holdings Ltd., ADR	2.3%
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Compagnie Financiere Richemont S.A.	2.0%
Rolls-Royce Holdings PLC	2.0%
Novartis AG	1.9%
Roche Holding AG	1.9%
ING Groep N.V.	1.9%
Issuer country weightings
Japan	14.8%
United Kingdom	12.0%
France	11.4%
Switzerland	9.6%
Taiwan	8.4%
China	7.0%
Germany	5.1%
Canada	4.9%
South Korea	3.5%
Other Countries	23.3%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Samsung Electronics Co. Ltd.	3.5%
Tencent Holdings Ltd., ADR	2.3%
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Compagnie Financiere Richemont S.A.	2.0%
Rolls-Royce Holdings PLC	2.0%
Novartis AG	1.9%
Roche Holding AG	1.9%
ING Groep N.V.	1.9%

C000251004 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Value ETF
Class Name	MFS® Active Value ETF
Trading Symbol	MFSV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active Value ETF for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Value ETF	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 601,124,791
Holdings Count | Holding	62
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	601,124,791	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	62
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	23.2%
Information Technology	14.7%
Health Care	14.4%
Industrials	14.3%
Consumer Discretionary	9.3%
Utilities	8.4%
Energy	7.0%
Consumer Staples	4.6%
Real Estate	1.6%
Communication Services	0.8%
Materials	0.8%
Top ten holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	5.4%
JPMorgan Chase & Co.	4.5%
Apple, Inc.	2.9%
ExxonMobil Holdings Corp.	2.8%
Cigna Group	2.6%
RTX Corp.	2.3%
Bank of America Corp.	2.3%
Morgan Stanley	2.2%
Chevron Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	5.4%
JPMorgan Chase & Co.	4.5%
Apple, Inc.	2.9%
ExxonMobil Holdings Corp.	2.8%
Cigna Group	2.6%
RTX Corp.	2.3%
Bank of America Corp.	2.3%
Morgan Stanley	2.2%
Chevron Corp.	2.1%

C000263368 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Mid Cap ETF
Class Name	MFS® Active Mid Cap ETF
Trading Symbol	MMID
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active Mid Cap ETF for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Mid Cap ETF	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 36,220,653
Holdings Count | Holding	107
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	36,220,653	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Equity sectors
Industrials	17.7%
Financials	15.2%
Information Technology	12.1%
Health Care	11.5%
Consumer Discretionary	9.3%
Real Estate	7.2%
Energy	6.9%
Materials	6.4%
Utilities	5.8%
Consumer Staples	3.5%
Communication Services	1.2%
Top ten holdings
Global Payments, Inc.	1.9%
Cheniere Energy, Inc.	1.7%
Waters Corp.	1.7%
Becton, Dickinson and Co.	1.6%
Diamondback Energy, Inc.	1.6%
Agilent Technologies, Inc.	1.5%
Wabtec Corp.	1.5%
W.W. Grainger, Inc.	1.4%
Valero Energy Corp.	1.4%
STERIS PLC	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Global Payments, Inc.	1.9%
Cheniere Energy, Inc.	1.7%
Waters Corp.	1.7%
Becton, Dickinson and Co.	1.6%
Diamondback Energy, Inc.	1.6%
Agilent Technologies, Inc.	1.5%
Wabtec Corp.	1.5%
W.W. Grainger, Inc.	1.4%
Valero Energy Corp.	1.4%
STERIS PLC	1.4%

C000264376 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity ETF
Class Name	MFS® Blended Research® Core Equity ETF
Trading Symbol	BRCE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity ETF for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research Core Equity ETF	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 37,024,147
Holdings Count | Holding	105
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	37,024,147	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	105

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	38.4%
Financials	12.8%
Health Care	10.2%
Communication Services	8.7%
Industrials	8.1%
Consumer Discretionary	8.0%
Consumer Staples	5.1%
Energy	3.8%
Utilities	2.1%
Materials	1.4%
Real Estate	1.1%
Top ten holdings
NVIDIA Corp.	9.3%
Apple, Inc.	7.0%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.1%
Alphabet, Inc., "A"	2.7%
Broadcom, Inc.	2.4%
Johnson & Johnson	2.3%
Salesforce, Inc.	2.2%
Micron Technology, Inc.	2.2%
Mastercard, Inc., "A"	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	9.3%
Apple, Inc.	7.0%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.1%
Alphabet, Inc., "A"	2.7%
Broadcom, Inc.	2.4%
Johnson & Johnson	2.3%
Salesforce, Inc.	2.2%
Micron Technology, Inc.	2.2%
Mastercard, Inc., "A"	2.1%

C000264377 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity ETF
Class Name	MFS® Blended Research® International Equity ETF
Trading Symbol	BRIE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity ETF for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research International Equity ETF	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 489,962,608
Holdings Count | Holding	160
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	489,962,608	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	160
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.0%
Money Market Funds	2.0%
Equity sectors
Financials	24.2%
Information Technology	20.4%
Industrials	13.9%
Consumer Discretionary	6.9%
Health Care	6.8%
Materials	6.3%
Consumer Staples	5.6%
Communication Services	4.8%
Energy	4.8%
Utilities	2.8%
Real Estate	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.6%
Samsung Electronics Co. Ltd.	2.5%
SK hynix, Inc.	2.1%
Rio Tinto PLC	1.9%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
ING Groep N.V.	1.7%
Toronto-Dominion Bank	1.6%
UBS Group AG	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.6%
Samsung Electronics Co. Ltd.	2.5%
SK hynix, Inc.	2.1%
Rio Tinto PLC	1.9%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
ING Groep N.V.	1.7%
Toronto-Dominion Bank	1.6%
UBS Group AG	1.6%

C000267408 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity ETF
Class Name	MFS® Blended Research® Emerging Markets Equity ETF
Trading Symbol	BREE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity ETF for the period of March 5, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research Emerging Markets Equity ETF	$24	0.44%
# For the period from the commencement of the fund’s investment operations, March 5, 2026 through August 31, 2026. Expenses for a full 6 month semiannual period would have been higher.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 26,579,681
Holdings Count | Holding	137
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	26,579,681	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	137
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	41.8%
Financials	19.3%
Consumer Discretionary	7.7%
Communication Services	6.8%
Industrials	6.4%
Materials	5.7%
Energy	3.7%
Consumer Staples	3.1%
Health Care	2.7%
Utilities	1.4%
Real Estate	0.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13.6%
SK hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	5.7%
Tencent Holdings Ltd., ADR	2.9%
Samsung Electronics Co. Ltd.	2.7%
China Construction Bank Corp.	2.2%
Hon Hai Precision Industry Co. Ltd.	1.9%
Alibaba Group Holding Ltd., ADR	1.7%
King Slide Works Co. Ltd.	1.7%
MediaTek, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13.6%
SK hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	5.7%
Tencent Holdings Ltd., ADR	2.9%
Samsung Electronics Co. Ltd.	2.7%
China Construction Bank Corp.	2.2%
Hon Hai Precision Industry Co. Ltd.	1.9%
Alibaba Group Holding Ltd., ADR	1.7%
King Slide Works Co. Ltd.	1.7%
MediaTek, Inc.	1.6%

C000275596 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active International Value ETF
Class Name	MFS® Active International Value ETF
Trading Symbol	MIVL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Active International Value ETF for the period of June 4, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active International Value ETF	$14	0.57%
# For the period from the commencement of the fund’s investment operations, June 4, 2026 through August 31, 2026. Expenses for a full 6 month semiannual period would have been higher.

Expenses Paid, Amount	$ 14	[2]
Expense Ratio, Percent	0.57%	[2]
Net Assets	$ 25,072,812
Holdings Count | Holding	63
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	25,072,812	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	63
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
NatWest Group PLC	4.3%
BNP Paribas S.A.	4.2%
UBS Group AG	3.5%
TotalEnergies SE	3.3%
Eni S.p.A.	2.6%
Glencore PLC	2.5%
British American Tobacco PLC	2.5%
Rio Tinto PLC	2.4%
Barclays PLC	2.4%
Henkel AG & Co. KGaA	2.2%
Issuer country weightings
United Kingdom	29.6%
France	17.9%
Japan	13.6%
Italy	5.5%
Ireland	5.5%
Netherlands	5.2%
Switzerland	5.1%
Germany	5.0%
Canada	4.3%
Other Countries	8.3%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.3%
BNP Paribas S.A.	4.2%
UBS Group AG	3.5%
TotalEnergies SE	3.3%
Eni S.p.A.	2.6%
Glencore PLC	2.5%
British American Tobacco PLC	2.5%
Rio Tinto PLC	2.4%
Barclays PLC	2.4%
Henkel AG & Co. KGaA	2.2%

C000275597 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small-Mid Cap ETF
Class Name	MFS® Blended Research® Small-Mid Cap ETF
Trading Symbol	BRSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small-Mid Cap ETF for the period of June 4, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research Small-Mid Cap ETF	$9	0.38%
# For the period from the commencement of the fund’s investment operations, June 4, 2026 through August 31, 2026. Expenses for a full 6 month semiannual period would have been higher.

Expenses Paid, Amount	$ 9	[3]
Expense Ratio, Percent	0.38%	[3]
Net Assets	$ 27,525,416
Holdings Count | Holding	312
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	27,525,416	Portfolio Turnover Rate (%):	13
Total Number of Holdings:	312
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Industrials	17.5%
Financials	17.1%
Information Technology	14.7%
Health Care	13.9%
Consumer Discretionary	10.0%
Real Estate	7.6%
Materials	5.3%
Energy	4.2%
Utilities	3.4%
Communication Services	3.3%
Consumer Staples	2.8%
Top ten holdings
TechnipFMC PLC	1.1%
Roku, Inc.	1.1%
Box, Inc., "A"	1.1%
Aramark	1.0%
Universal Health Services, Inc.	1.0%
Everest Group Ltd.	1.0%
BILL Holdings, Inc.	1.0%
Popular, Inc.	1.0%
Lincoln National Corp.	1.0%
UGI Corp.	0.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
TechnipFMC PLC	1.1%
Roku, Inc.	1.1%
Box, Inc., "A"	1.1%
Aramark	1.0%
Universal Health Services, Inc.	1.0%
Everest Group Ltd.	1.0%
BILL Holdings, Inc.	1.0%
Popular, Inc.	1.0%
Lincoln National Corp.	1.0%
UGI Corp.	0.9%

[1]	For the period from the commencement of the fund’s investment operations, March 5, 2026 through August 31, 2026. Expenses for a full 6 month semiannual period would have been higher.
[2]	For the period from the commencement of the fund’s investment operations, June 4, 2026 through August 31, 2026. Expenses for a full 6 month semiannual period would have been higher.
[3]	For the period from the commencement of the fund’s investment operations, June 4, 2026 through August 31, 2026. Expenses for a full 6 month semiannual period would have been higher.